Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
40. SUPPLEMENTAL INFORMATION ON OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)
The following information is presented in accordance with ASC No. 932 “Extractive Activities - Oil and Gas”, as amended by ASU 2010 - 03 “Oil and Gas Reserves. Estimation and Disclosures”, issued by FASB in January 2010.
Oil and gas reserves
Proved oil and gas reserves are those quantities of oil and gas which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible (from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations) prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within reasonable time. In some cases, substantial investments in new wells and related facilities may be required to recover proved reserves.
Information on net proved reserves as of December 31, 2021, 2020 and 2019 was calculated in accordance with the SEC rules and Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 932. Accordingly, crude oil prices used to determine reserves were calculated each month for crude oils of different quality produced by the Company. Consequently, to calculate our net proved reserves as of December 31, 2021, the Company considered, according to the SEC’s rules and FASB’s ASC 932 rules, the unweighted average price of crude oil of the first-day-of-the-month for each month within the twelve-month period ended December 31, 2021, which refers to the Brent oil prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the 12 months average of domestic market realized prices, according to the SEC’s rules and FASB’s ASC 932 rules, but it also took into account the effect of certain areas from the Neuquina basin where prices are set according to contracts awarded to YPF S.A under “Plan GasAr” until 2024.
Notwithstanding the foregoing, commodity prices have fluctuated significantly in recent years.
Net reserves are defined as that portion of the gross reserves attributable to the interest of YPF after deducting interests owned by third parties. In determining net reserves, the Group excludes from its reported reserves royalties due to others, whether payable in cash or in kind, where the royalty owner has a direct interest in the underlying production and is able to make lifting and sales arrangements independently. By contrast, to the extent that royalty payments required to be made to a third party, whether payable in cash or in kind, are a financial obligation, or are substantially equivalent to a production or severance tax, the related reserves are not excluded from the reported reserves despite the fact that such payments are referred to as royalties under local regulations. The same methodology is followed in reporting our production amounts.
Gas reserves exclude the gaseous equivalent of liquids expected to be removed from the gas on concessions and leases, at field facilities and at gas processing plants. These liquids are included in net proved reserves of natural gas liquids.
Technology used in establishing proved reserves additions in 2021
YPF’s estimated proved reserves as of December 31, 2021 are based on estimates generated through the integration of available and appropriate data, utilizing well-established technologies that have been demonstrated in the field to yield repeatable and consistent results. Data used in these integrated assessments include information obtained directly from the subsurface via wellbore, such as well logs, reservoir core samples, fluid samples, static and dynamic pressure information, production test data, and surveillance and performance information. The data utilized also include subsurface information obtained through indirect measurements, including high quality 2-D and 3-D seismic data, calibrated with available well control. Where applicable, geological outcrops information was also utilized. The tools used to interpret and integrate all this data included both proprietary and commercial software for reservoir modeling, simulation and data analysis. In some circumstances, where appropriate analog reservoir models are available, reservoir parameters from these analog models were used to increase the reliability of our reserves estimates.
Reserves sensitivity
The impact of negative future fluctuations of oil and gas prices, and operating costs, in the estimated proved reserves, may be captured through a reserves sensitivity estimate.
Assuming all other factors remain constant, if commodity reference prices for crude oil used in our year-end reserve estimates were decreased by
 10%,
our total proved reserves as of December 31, 2021 would decrease by approximately

%.
If natural gas prices used in our year-end reserve estimates decreased by
 10%,
our total proved reserves as of December 31, 2021 would decrease by approximately
 1%.
Furthermore, assuming all other factors remain constant, if costs used in our year-end reserve estimates increased by
 10%
for crude oil and natural gas, our total proved reserves as of December 31, 2021 would decrease by approximately

%.
However, if we combine the three mentioned effects, our total proved reserves as of December 31, 2021 would decrease by approximately
 5%.
In addition, as a result of the prices used to calculate the present value of future net revenues from our proved reserves, in accordance with SEC rules, which are similar to the calculation of proved reserves described above, the present value of future net revenues from our proved reserves will not necessarily be the same as the current market value of our estimated crude oil and natural gas reserves.
Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2021, 2020 and 2019, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated entities

As of January 1,	483	-	483	613	-	613	582	-	582
Developed	229	-	229	301	-	301	339	-	339
Undeveloped	254	-	254	312	-	312	243	-	243
Revisions of previous estimates (1)	161	-	161	(92)	-	(92)	21	*	21
Extensions and discoveries	76	-	76	47	-	47	86	-	86
Improved recovery	*	-	*	*	-	*	8	-	8
Purchase of minerals in place	*	-	*	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(9)	-	(9)	(1)	-	(1)
Production for the year (2)	(77)	-	(77)	(76)	-	(76)	(83)	*	(83)

As of December 31, (3)	643	-	643	483	-	483	613	-	613
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	229	-	229	301	-	301	339	-	339
Undeveloped	254	-	254	312	-	312	243	-	243

Total	483	-	483	613	-	613	582	-	582
As of December 31,
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312

Total	643	-	643	483	-	483	613	-	613
* Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 11, 11 and 12 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 92, 70 and 88 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated entities
As of January 1,	63	-	63	60	-	60	56	-	56
Developed	32	-	32	38	-	38	41	-	41
Undeveloped	31	-	31	22	-	22	15	-	15
Revisions of previous estimates (1)	(5)	-	(5)	8	-	8	4	-	4
Extensions and discoveries	19	-	19	9	-	9	14	-	14
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(1)	-	(1)	-	-	-
Production for the year (2)	(13)	-	(13)	(13)	-	(13)	(14)	-	(14)

As of December 31, (3)	64	-	64	63	-	63	60	-	60
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated and Equity- accounted entities
As of January 1,
Developed	32	-	32	38	-	38	41	-	41
Undeveloped	31	-	31	22	-	22	15	-	15

Total	63	-	63	60	-	60	56	-	56
As of December 31,
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22

Total	64	-	64	63	-	63	60	-	60

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 1, 1 and 1 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 8, 7 and 6 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

	For the year ended December 31,
	(billions of standard cubic feet)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,110	-	2,110	2,241	-	2,241	2,481	-	2,481
Developed	1,486	-	1,486	1,743	-	1,743	1,915	-	1,915
Undeveloped	624	-	624	498	-	498	566	-	566
Revisions of previous estimates (1)	347	-	347	136	-	136	(104)	-	(104)
Extensions and discoveries	450	-	450	199	-	199	384	-	384
Improved recovery	*	-	*	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(6)	-	(6)	(8)	-	(8)
Production for the year (2)	(460)	-	(460)	(460)	-	(460)	(512)	-	(512)

As of December 31, (3) (4)	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,486	-	1,486	1,743	-	1,743	1,915	-	1,915
Undeveloped	624	-	624	498	-	498	566	-	566

Total	2,110	-	2,110	2,241	-	2,241	2,481	-	2,481
As of December 31,
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498

Total	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
* Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 53, 53 and 60 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 288, 245 and 259 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 337, 290 and 321 bcf, respectively, which is consumed as fuel at the field.

	For the year ended December 31, (millions of barrels of oil equivalent)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	922	-	922	1,073	-	1,073	1,080	-	1.,08 0
Developed	526	-	526	650	-	650	722	-	722
Undeveloped	396	-	396	423	-	423	358	-	358
Revisions of previous estimates (2)	216	*	216	(61)	*	(61)	7	*	7
Extensions and discoveries	176	-	176	92	-	92	169	-	169
Improved recovery	*	-	*	-	-	-	8	-	8
Purchase of minerals in place	*	-	*	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(11)	-	(11)	(3)	-	(3)
Production for the year (3)	(171)	*	(171)	(171)	*	(171)	(188)	*	(188)

As of December 31, (4)	1,143	-	1,143	922	-	922	1,073	-	1,073
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31, (millions of barrels of oil equivalent)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent
Consolidated and Equity-accounted entities
As of January 1,
Developed	526	-	526	650	-	650	722	-	722
Undeveloped	396	-	396	423	-	423	358	-	358

Total	922	-	922	1,073	-	1,073	1,080	-	1,080
As of December 31,
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423

Total	1,143	-	1,143	922	-	922	1,073	-	1,073
*Not material (less than 1).

(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 22, 22 and 24 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 151, 120 and 140 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

The paragraphs below explain in further detail the most significant changes in our proved reserves during the years 2021, 2020 and 2019.
Changes in YPF’s estimated proved reserves during 2021
Extensions and discoveries
As a result of
well
s
drilled and put on production in unproved reserves and resources areas, approximately
27 mmboe of proved developed reserves were added (3 mmbbl of crude oil, 3 mmbbl of NGL and 116 bcf of natural gas), and 148 mmboe of proved undeveloped reserves (334 bcf of natural and gas, 16 mmbbl of NGL and 73 mmbbl of crude oil) were added, mainly due to shale oil and gas projects in the Vaca Muerta formation.
Both

proved undeveloped reserves additions and proved developed reserves contributions are related to unconventional areas in the Neuquina basin.
Improved recovery
No

significant proved reserves volumes were added as a net result of secondary and tertiary recovery projects. A total of approximately 5 mmboe of proved reserves from the Golfo San Jorge basin were added, mainly due to new projects of polymer injection and positive production of tertiary recovery response.
Sales and acquisitions
As

a net result of sales and acquisitions, addition volumes were not material during 2021.
Revisions of previous estimates
During
2021 the Company’s proved reserves were revised upwards by 217 mmboe (an increase of 161 mmbbl of crude oil, a decrease of 6 mmbbl of NGL and an increase of 347 bcf of natural gas).
The main revisions of proved reserves have been due to the following:

•
Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 44 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina basin.

•
An increase of 186
mmboe of proved reserves as a result of the impact of higher average oil prices on incomes and fields economic limit, in conjunction with higher average prices due to Plan GasAr, as a secondary effect. Changes occurred mainly in mature fields with high operating costs.

•
A downwards revision of 17
mmboe resulted from existing projects in the Neuquina basin and Austral basin due to changes in the development strategy in certain areas and the production performance, respectively.

Changes in YPF’s estimated proved reserves during 2020
Extensions and discoveries
As a result of wells drilled and put on production in unproved reserves and resources areas, approximately 6 mmboe of proved developed reserves were added (4 mmbbl of crude oil and 9 bcf of natural gas), and 85 mmboe of proved undeveloped reserves (42 mmbbl of crude oil, 9 mmbbl of NGL and 189 bcf of natural gas) were added, mainly due to new shale oil and gas projects in the Vaca Muerta formation.
Main proved undeveloped reserves additions are related to Unconventional activities in the Neuquina basin, while proved developed reserves contributions come in most cases from the Neuquina and San Jorge basin executed projects.
Improved recovery
As a result of the execution of some secondary recovery projects, mainly in the Neuquina, basin and tertiary recovery in Manantiales Behr field, offset by delay in some projects development plan, no significant reserves volumes were added.
Sales and acquisitions
As

a result of sales,

mmboe of proved reserves were reduced., mainly due to a change of participation in Bandurria Sur field.
Revisions of previous estimates
During

2020
, the Company’s proved reserves were revised downwards by

mmboe
(93
mmbbl of crude oil offset by an increase of
8
mmbbl of NGL and

bcf of natural gas).
The main revisions to proved reserves have been due to the following:
– Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 38 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina and Austral basins.
– A deduction of 61 mmboe of proved reserves as a result of lower average oil prices and its impact on incomes, and on fields economic limit, partially offset by higher average prices due to Plan Gas IV incentive. Changes occurred mainly in fields of the Golfo San Jorge and Neuquina basins.
– A change in our development strategy in certain areas, including cancelled or deferred schedules, resulted in a downwards revision of 37 mmboe from previous projects, mainly from the Neuquina basin.

Changes in YPF’s estimated proved reserves during 2019
Extensions and discoveries
As a result of wells drilled in unproved reserves and resources areas, approximately 32 mmboe of proved developed reserves (11 mmbbl of crude oil, 2 mmbbl of NGL and 107 bcf of natural gas), and 137 mmboe of proved undeveloped reserves (76 mmbbl of crude oil, 12 mmbbl of NGL and 276 bcf of natural gas) were added mainly due to new shale oil and gas projects from Loma La Lata Norte, Bandurria Sur, La Amarga Chica and Aguada de la Arena fields.
Main proved undeveloped reserves additions are related to Unconventional activities in the Neuquina basin, while proved developed reserves contributions come in most cases from executed projects in the Neuquina and San Jorge basin.
Improved recovery
A total of approximately 8 mmboe of proved reserves were added mainly due to new projects and positive production response. Main contributions came from the Neuquina basin, where additions were 5 mmboe of proved secondary recovery reserves, 2 mmboe from the Golfo San Jorge basin and 1 mmboe from the Cuyana basin.
Sales and acquisitions
As a net result of sales and acquisitions, 3 mmboe of proved reserves were reduced. The decrease in these reserves is related mainly to the sale of interests in Al Sur de la Dorsal, El Santiagueño and Bajo del Piche fields.
Revisions of previous estimates
During 2019, the Company’s proved reserves were revised upwards by 7 mmboe (21 mmbbl of crude oil, 4 mmbbl of NGL and a decrease of 103 bcf of natural gas).
The main revisions to proved reserves have been due to the following:
– A deduction of 10 mmboe of proved reserves as a result of lower average oil and gas prices jointly with lower operating costs in 2019, its impact on incomes, and on fields economic limit. Changes occurred mainly in fields of the Cuyana and Neuquina basins.
– Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 33 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina and Golfo San Jorge basins.
– A change in our development strategy in certain areas, which resulted in a downwards revision of 42 mmboe from previous projects, mainly from the Neuquina, Austral and Golfo San Jorge basins.
– A revision of Vaca Muerta development project at Loma Campana field, which resulted in an upward revision of 19 mmboe.
– The modification or cancellation of some primary and improved recovery oil projects development schedules, resulting in a 6 mmboe proved undeveloped reserves reduction, mainly in the Golfo San Jorge and Neuquina basins.
Capitalized costs
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2021, 2020 and 2019:

	2021				2020			2019
Consolidated capitalized costs	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Proved oil and gas properties
Mineral property, wells and related equipment	4,904,375	-	4,904,375	(1)	3,889,483	3,052	3,892,535	2,693,690	2,033	2,695,723
Support equipment and facilities	168,749	-	168,749	(2)	113,563	-	113,563	80,012	-	80,012
Drilling and work in progress	199,964	-	199,964		159,614	-	159,614	142,122	-	142,122
Unproved oil and gas properties	22,628	-	22,628		20,044	-	20,044	30,012	-	30,012

Total capitalized costs	5,295,716	-	5,295,716		4,182,704	3,052	4,185,756	2,945,836	2,033	2,947,869
Accumulated depreciation and valuation allowances	(4,277,053)	-	(4,277,053)	(3)	(3,306,031)	(2,827)	(3,308,858)	(2,239,487)	(1,973)	(2,241,460)

Net capitalized costs	1,018,663	-	1,018,663		876,673	225	876,898	706,349	60	706,409

(1)	Includes 43,423 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets.
(2)	Includes 27,770 corresponding to Upstream support equipment and facilities contracts comprised in righ-of-use assest.
(3)	Includes (39,315) corresponding to Accumulated Depreciation of all Upstream contracts of right-of-use assets.
There is no Group’s share in equity method investees’ capitalized costs during the years ended December 31, 2021, 2020 and 2019.
Costs incurred
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2021, 2020 and 2019:

	2021				2020			2019
Consolidated costs incurred	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Acquisition of unproved properties	34	-	34		715	-	715	4,171	-	4,171
Acquisition of proved properties	-	-	-		-	-	-	-	-	-
Exploration costs	4,316	237	4,553		2,348	141	2,489	9,115	771	9,886
Development costs	189,992	-	189,992	(1)	61,441	-	61,441	132,289	-	132,289

Total costs incurred	194,342	237	194,579		64,504	141	64,645	145,575	771	146,346

(1)	Includes 11,875 corresponding to development cost related to Upstream contracts comprised in right-of-use assets.
There is no Group’s share in equity method investees’ costs incurred during the years ended December 31, 2021, 2020 and 2019.
Results of operations from oil and gas producing activities
The following tables include only the revenues and expenses directly associated with oil and gas producing activities. It does not include any allocation of the interest costs or corporate overhead and, therefore, is not necessarily indicative of the contribution to net earnings of the oil and gas operations.
Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2021			2020			2019
Consolidated results of operations	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Net sales to unaffiliated parties	4,678	-	4,678	2,419	6	2,425	1,949	120	2,069
Net intersegment sales	544,384	-	544,384	289,421	-	289,421	286,585	-	286,585

Total net revenues	549,062	-	549,062	291,840	6	291,846	288,534	120	288,654
Production costs	(282,235)	(220)	(282,455)	(193,166)	(165)	(193,331)	(164,562)	(242)	(164,804)
Exploration expenses	(2,303)	(191)	(2,494)	(5,688)	(169)	(5,857)	(6,045)	(734)	(6,779)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(225,836)	(29)	(225,865)	(137,183)	(21)	(137,204)	(124,977)	(980)	(125,957)
Impairment of Property, plant and equipment	(11,258)	-	(11,258)	7,475	-	7,475	(40,561)	-	(40,561)
Other (1)	(30,648)	924	(29,724)	889	231	1,120	(6,569)	(56)	(6,625)

Pre-tax income (loss) from producing activities	(3,218)	484	(2,734)	(35,833)	(118)	(35,951)	(54,180)	(1,892)	(56,072)
Income tax expense / benefit	1,126	47	1,173	10,750	41	10,791	16,254	417	16,671

Results of oil and gas producing activities	(2,092)	531	(1,561)	(25,083)	(77)	(25,160)	(37,926)	(1,475)	(39,401)

(1)	Mainly includes lawsuits, result for sale of participation in areas and financial accretion for the hydrocarbon wells abandonment obligations, among others.
There is no Group’s share in equity method investees’ results of operations during the years ended December 31, 2021, 2020 and 2019.
Standardized measure of discounted future net cash flows
The standardized measure is calculated as the excess of future cash inflows from proved reserves less future costs of producing and developing the reserves, future income taxes and a discount factor. Future cash inflows represent the revenues that would be received from production of year-end proved reserve quantities assuming the future production would be sold at the prices used for reserves estimates as of year-end (the “average price”). Accordingly, crude oil prices used to determine reserves were calculated each month, for crude oils of different quality produced by the Group.
The Company considered the unweighted average price of the first-day-of-the-month for each month within the twelve-month period ended December 31, 2021, which refers to the Brent prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the 12 months average of domestic market realized prices, according to the SEC’s rules and FASB’s ASC 932 rules, but it also took into account the effect of certain areas from the Neuquina basin where prices are set according to contracts awarded to YPF S.A under “Plan GasAr” until 2024.
Future production costs include the estimated expenditures related to production of the proved reserves, plus any production taxes without consideration of future inflation. Future development costs include the estimated costs of drilling development wells and installation of production facilities, plus the net costs associated with dismantling and abandonment of wells, assuming year-end costs continue without consideration of future inflation. Future income taxes were determined by applying statutory rates to future cash inflows less future production costs and less tax depreciation of the properties involved. The present value was determined by applying a discount rate of 10% per year to the annual future net cash flows.
The future cash inflows and outflows in foreign currency have been remeasured at the selling exchange rate of $
102.62

per US$ 1.00 as of December 31, 2021.
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2021			2020			2019
Consolidated standardized measure of discounted future net cash flows	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Future cash inflows (1)	5,217,508	-	5,217,508	2,071,924	-	2,071,924	2,545,028	-	2,545,028
Future production costs	(2,309,885)	-	(2,309,885)	(1,128,613)	-	(1,128,613)	(1,333,468)	-	(1,333,468)
Future development costs	(919,196)	-	(919,196)	(644,714)	-	(644,714)	(482,015)	-	(482,015)
Future income tax expenses	(542,492)	-	(542,492)	(13,420)	-	(13,420)	(120,966)	-	(120,966)
10% annual discount for estimated timing of cash flows	(516,736)	-	(516,736)	(105,899)	-	(105,899)	(227,670)	-	(227,670)

Total standardized measure of discounted future net cash flows	929,199	-	929,199	179,278	-	179,278	380,909	-	380,909

(1)	For the years ended December 31, 2020 and 2019, future cash inflows are stated net of the effect of withholdings on exports until 2021 in accordance with Law No. 27,541.
There is no Group’s share in equity method investees’ standardized measure of discounted future net cash flows during the years ended December 31, 2021, 2020 and 2019.
Changes in the standardized measure of discounted future net cash flows

The

following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Beginning of year	179,278	380,909	308,233
Sales and transfers, net of production costs	(87,203)	(176,237)	(197,278)
Net change in sales and transfer prices, net of future production costs	348,474	(401,237)	(239,226)
Changes in reserves and production rates (timing)	514,410	(26,428)	(26,496)
Net changes for extensions, discoveries and improved recovery	341,578	120,070	228,354
Net change due to purchases and sales of minerals in place	-	(19,624)	(1,152)
Changes in estimated future development and abandonment costs	(199,745)	(104,300)	(82,799)
Development costs incurred during the year that reduced future development costs	101,572	94,505	102,784
Accretion of discount	24,692	48,400	43,534
Net change in income taxes	(334,063)	106,148	66,705
Others (1)	40,206	157,072	178,250

End of year	929,199	179,278	380,909

(1)	Corresponds mainly to exchange differences arising from the translation of our cash flows in the functional currency to the presentation currency.
There is no Group’s share in equity method investees’ changes in the standardized measure of discounted future net cash flows during the years ended December 31, 2021, 2020 and 2019.